Available-For-Sale Securities Included in Investments By Major Security Type (Detail) - Available for sale Securities Non Current - JPY (¥) ¥ in Millions	Dec. 31, 2015	Dec. 31, 2014
Schedule of Available-for-sale Securities [Line Items]
Cost	¥ 20,828	¥ 21,832
Gross unrealized holding gains	23,678	19,918
Gross unrealized holding losses	1,105	52
Fair value	43,401	41,698
Government Bonds
Schedule of Available-for-sale Securities [Line Items]
Cost	298	331
Gross unrealized holding losses	11	6
Fair value	287	325
Corporate Bonds
Schedule of Available-for-sale Securities [Line Items]
Cost	6	512
Gross unrealized holding gains	195	153
Gross unrealized holding losses		29
Fair value	201	636
Fund Trusts
Schedule of Available-for-sale Securities [Line Items]
Cost	63	84
Gross unrealized holding gains	1
Fair value	64	84
Equity Securities
Schedule of Available-for-sale Securities [Line Items]
Cost	20,461	20,905
Gross unrealized holding gains	23,482	19,765
Gross unrealized holding losses	1,094	17
Fair value	¥ 42,849	¥ 40,653